Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Accrued Liabilities [Table Text Block]

	December 31,
	2016	2015
	(Millions)
Deferred income	$338	$94
Interest on debt	310	284
Employee costs	223	215
Refundable deposits	160	—
Special distribution repayable to Gulfstream (See Note 6 - Investing Activities)	—	149
Asset retirement obligations	61	57
Other, including other loss contingencies	356	279
	$1,448	$1,078